Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Schedule of cash and cash equivalents
	2012	2011

Cash	$6,912	$4,142
Cash equivalents (1)	67,740	75,109

	$74,652	$79,251
(1) The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.